Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Parties (Details) [Line Items]
Dividends paid		$ 385,901
Due to director	$ 160,000	150,000
Expenses development amount	$ 119,000
Director [Member]
Related Parties (Details) [Line Items]
Advances for working capital needs		1,617,000
Aggregate amount repaid		$ 1,467,000